Financial assets and other receivables - Financial assets (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of financial assets [line items]
Total financial assets	$ 384,566
Other financial assets
Disclosure of financial assets [line items]
Total financial assets	72,866
Receivables from related parties
Disclosure of financial assets [line items]
Total financial assets	16,514
Trade receivables
Disclosure of financial assets [line items]
Total financial assets	70,755
Other receivables
Disclosure of financial assets [line items]
Total financial assets	7,784
Cash and cash equivalents
Disclosure of financial assets [line items]
Total financial assets	216,647
Amortised cost
Disclosure of financial assets [line items]
Total financial assets	314,964
Amortised cost | Other financial assets
Disclosure of financial assets [line items]
Total financial assets	3,264
Amortised cost | Receivables from related parties
Disclosure of financial assets [line items]
Total financial assets	16,514
Amortised cost | Trade receivables
Disclosure of financial assets [line items]
Total financial assets	70,755
Amortised cost | Other receivables
Disclosure of financial assets [line items]
Total financial assets	7,784
Amortised cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Total financial assets	216,647
Fair value through profit or loss - mandatorily measured
Disclosure of financial assets [line items]
Total financial assets	69,602
Fair value through profit or loss - mandatorily measured | Other financial assets
Disclosure of financial assets [line items]
Total financial assets	$ 69,602